Significant Agreements - Intangible asset activity (Details) € in Millions	1 Months Ended				3 Months Ended		6 Months Ended				11 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 01, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value														$ 15,564,000
Change in valuation allowance										$ 5,783,000	$ 465,518	$ 28,719
Intangible asset, beginning balance							$ 15,680,000		$ 21,347,000
Amortization expense					$ (566,000)	$ (566,000)	(1,133,000)	$ (1,133,000)
Intangible asset, ending balance			$ 21,347,000		14,547,000		14,547,000			21,347,000		15,680,000
Provision for income taxes					0	0	0	17,000			0	0
Warrant liabilities											30,101,808	22,499,441	$ 30,101,808
Other long-term liabilities					5,908,000		5,908,000					5,588,000
Warrant liabilities					1,130,000		1,130,000
Change in fair value of warrant liabilities					$ (2,600,000)	$ 4,977,000	(6,084,000)	7,051,000			12,406,208	(7,602,367)
Gelesis
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value			15,564,000							15,564,000
Change in valuation allowance			5,783,000									22,400,000	9,100,000
Deferred tax liability recognized for intangible asset acquired			5,800,000							5,800,000
Intangible asset, beginning balance							$ 15,680,000	$ 17,947,000	21,347,000			17,947,000	20,214,000
Amortization expense									(1,133,000)			(2,267,000)	(2,267,000)
Intangible asset, ending balance			21,347,000						$ 20,214,000	21,347,000	17,947,000	15,680,000	17,947,000
Initially allocated value of equity-method investment			1,810,000							1,810,000
Provision for income taxes												17,000	2,039,000
Other long-term liabilities											11,729,000	5,588,000	11,729,000
Warrant liabilities											11,500,000		11,500,000
Other Nonoperating Income												781,000	6,000,000
Change in fair value of warrant liabilities												7,646,000	1,466,000
Gelesis | One
Schedule of Equity Method Investments [Line Items]
Initially allocated value of equity-method investment			1,800,000							1,800,000	0		0
Deferred tax asset generated by book-to-tax difference (see Note 17)												$ 3,100,000
Deferred credit													1,200,000
Deferred tax asset wrote-off generated by the book-to-tax difference													1,200,000
Deferred credit wrote-off													3,000,000.0
Provision for income taxes													1,800,000
Consideration upon achievement of future commercial milestones	$ 7,400,000	€ 6.5	6,200,000	€ 5.5
Commercial milestones, cumulative net sales for weight loss product | €		€ 2.0
Warrants granted upon 2nd amendment | shares	522,009	522,009
Percent of ownership, contingent call option to buy back	10.00%	10.00%										10.00%
Call option exercise price	$ 6,800,000	€ 6.0
Warrant liabilities	$ 6,000,000.0
Other long-term liabilities											$ 5,900,000		5,900,000
Carrying value of warrant liability for redeemable convertible preferred stock			$ 5,800,000							$ 5,800,000		$ 5,973,000
Warrant liabilities												4,312,000
Fair value of contingent call option granted to One shareholders												1,494,000
Change in fair value of warrant liabilities												167,000	$ 200,000
Fair value of common stock warrants, cash consideration paid												$ 10,000